Distribution Date:	11/18/21	CSMC 2016-NXSR Commercial Mortgage Trust
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2016-NXSR

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue,4th Floor | New York, NY 10010
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5-7
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	8
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	9	Special Servicer	C-III Asset Management LLC
Bond / Collateral Reconciliation - Balances	10		Jenna Unell		jenna.unell@greyco.com
Current Mortgage Loan and Property Stratification	11-15		5221 N. O'Connor Blvd.,,Suite 800 | Irving, TX 75039
Mortgage Loan Detail (Part 1)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	18-19
			David Rodgers	(212) 230-9090
Principal Prepayment Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	24		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	25	Trustee	Wilmington Trust, National Association
Modified Loan Detail	26		General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12594PAS0	1.970800%	22,779,000.00	2,673,632.10	2,673,632.10	4,391.00	0.00	0.00	2,678,023.10	0.00	0.00%	30.00%
A-2	12594PAT8	3.105500%	85,980,000.00	85,980,000.00	56,951,343.50	222,509.08	0.00	0.00	57,173,852.58	29,028,656.50	34.54%	30.00%
A-3	12594PAU5	3.501400%	65,000,000.00	65,000,000.00	0.00	189,659.17	0.00	0.00	189,659.17	65,000,000.00	34.54%	30.00%
A-4	12594PAV3	3.794800%	224,907,000.00	224,907,000.00	0.00	711,230.90	0.00	0.00	711,230.90	224,907,000.00	34.54%	30.00%
A-SB	12594PAW1	3.565300%	26,116,000.00	26,116,000.00	566.99	77,592.81	0.00	0.00	78,159.80	26,115,433.01	34.54%	30.00%
A-S	12594PAZ4	4.049100%	30,342,000.00	30,342,000.00	0.00	102,381.49	0.00	0.00	102,381.49	30,342,000.00	28.78%	25.00%
B	12594PBA8	4.250600%	40,961,000.00	40,961,000.00	0.00	145,090.69	0.00	0.00	145,090.69	40,961,000.00	21.01%	18.25%
C	12594PBB6	4.498524%	31,100,000.00	31,100,000.00	0.00	116,586.76	0.00	0.00	116,586.76	31,100,000.00	15.11%	13.13%
D	12594PAG6	4.498524%	31,100,000.00	31,100,000.00	0.00	116,586.76	0.00	0.00	116,586.76	31,100,000.00	9.21%	8.00%
E	12594PAJ0	3.498524%	18,963,000.00	18,963,000.00	0.00	55,285.43	0.00	0.00	55,285.43	18,963,000.00	5.61%	4.88%
F	12594PAL5	3.498524%	6,827,000.00	6,827,000.00	0.00	19,903.69	0.00	0.00	19,903.69	6,827,000.00	4.32%	3.75%
NR	12594PAN1	3.498524%	22,757,039.00	22,757,039.00	0.00	191,939.87	0.00	0.00	191,939.87	22,757,039.00	0.00%	0.00%
Z	12594PBJ9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12594PAQ4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			606,832,039.02	586,726,671.10	59,625,542.59	1,953,157.65	0.00	0.00	61,578,700.24	527,101,128.51

Notional Certificates
X-A	12594PAX9	0.891053%	455,124,000.00	435,018,632.10	0.00	323,020.52	0.00	0.00	323,020.52	375,393,089.51
X-B	12594PAY7	0.247924%	40,961,000.00	40,961,000.00	0.00	8,462.69	0.00	0.00	8,462.69	40,961,000.00
X-E	12594PAA9	1.000000%	18,963,000.00	18,963,000.00	0.00	15,802.50	0.00	0.00	15,802.50	18,963,000.00
X-F	12594PAC5	1.000000%	6,827,000.00	6,827,000.00	0.00	5,689.17	0.00	0.00	5,689.17	6,827,000.00
X-NR	12594PAE1	1.000000%	22,757,039.00	22,757,039.00	0.00	18,964.20	0.00	0.00	18,964.20	22,757,039.00
Notional SubTotal			544,632,039.00	524,526,671.10	0.00	371,939.08	0.00	0.00	371,939.08	464,901,128.51

Deal Distribution Total					59,625,542.59	2,325,096.73	0.00	0.00	61,950,639.32

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12594PAS0	117.37267220	117.37267220	0.19276527	0.00000000	0.00000000	0.00000000	0.00000000	117.56543746	0.00000000
A-2	12594PAT8	1,000.00000000	662.37896604	2.58791672	0.00000000	0.00000000	0.00000000	0.00000000	664.96688276	337.62103396
A-3	12594PAU5	1,000.00000000	0.00000000	2.91783338	0.00000000	0.00000000	0.00000000	0.00000000	2.91783338	1,000.00000000
A-4	12594PAV3	1,000.00000000	0.00000000	3.16233332	0.00000000	0.00000000	0.00000000	0.00000000	3.16233332	1,000.00000000
A-SB	12594PAW1	1,000.00000000	0.02171045	2.97108324	0.00000000	0.00000000	0.00000000	0.00000000	2.99279369	999.97828955
A-S	12594PAZ4	1,000.00000000	0.00000000	3.37424988	0.00000000	0.00000000	0.00000000	0.00000000	3.37424988	1,000.00000000
B	12594PBA8	1,000.00000000	0.00000000	3.54216670	0.00000000	0.00000000	0.00000000	0.00000000	3.54216670	1,000.00000000
C	12594PBB6	1,000.00000000	0.00000000	3.74877042	0.00000000	0.00000000	0.00000000	0.00000000	3.74877042	1,000.00000000
D	12594PAG6	1,000.00000000	0.00000000	3.74877042	0.00000000	0.00000000	0.00000000	0.00000000	3.74877042	1,000.00000000
E	12594PAJ0	1,000.00000000	0.00000000	2.91543690	0.00000000	0.00000000	0.00000000	0.00000000	2.91543690	1,000.00000000
F	12594PAL5	1,000.00000000	0.00000000	2.91543723	0.00000000	0.00000000	0.00000000	0.00000000	2.91543723	1,000.00000000
NR	12594PAN1	1,000.00000000	0.00000000	8.43430773	(5.51887089)	15.65596869	0.00000000	0.00000000	8.43430773	1,000.00000000
Z	12594PBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12594PAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12594PAX9	955.82441730	0.00000000	0.70974178	0.00000000	0.00000000	0.00000000	0.00000000	0.70974178	824.81497243
X-B	12594PAY7	1,000.00000000	0.00000000	0.20660360	0.00000000	0.00000000	0.00000000	0.00000000	0.20660360	1,000.00000000
X-E	12594PAA9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-F	12594PAC5	1,000.00000000	0.00000000	0.83333382	0.00000000	0.00000000	0.00000000	0.00000000	0.83333382	1,000.00000000
X-NR	12594PAE1	1,000.00000000	0.00000000	0.83333337	0.00000000	0.00000000	0.00000000	0.00000000	0.83333337	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	4,391.00	0.00	4,391.00	0.00	0.00	0.00	4,391.00	0.00
A-2	10/01/21 - 10/30/21	30	0.00	222,509.08	0.00	222,509.08	0.00	0.00	0.00	222,509.08	0.00
A-3	10/01/21 - 10/30/21	30	0.00	189,659.17	0.00	189,659.17	0.00	0.00	0.00	189,659.17	0.00
A-4	10/01/21 - 10/30/21	30	0.00	711,230.90	0.00	711,230.90	0.00	0.00	0.00	711,230.90	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	77,592.81	0.00	77,592.81	0.00	0.00	0.00	77,592.81	0.00
X-A	10/01/21 - 10/30/21	30	0.00	323,020.52	0.00	323,020.52	0.00	0.00	0.00	323,020.52	0.00
X-B	10/01/21 - 10/30/21	30	0.00	8,462.69	0.00	8,462.69	0.00	0.00	0.00	8,462.69	0.00
X-E	10/01/21 - 10/30/21	30	0.00	15,802.50	0.00	15,802.50	0.00	0.00	0.00	15,802.50	0.00
X-F	10/01/21 - 10/30/21	30	0.00	5,689.17	0.00	5,689.17	0.00	0.00	0.00	5,689.17	0.00
X-NR	10/01/21 - 10/30/21	30	0.00	18,964.20	0.00	18,964.20	0.00	0.00	0.00	18,964.20	0.00
A-S	10/01/21 - 10/30/21	30	0.00	102,381.49	0.00	102,381.49	0.00	0.00	0.00	102,381.49	0.00
B	10/01/21 - 10/30/21	30	0.00	145,090.69	0.00	145,090.69	0.00	0.00	0.00	145,090.69	0.00
C	10/01/21 - 10/30/21	30	0.00	116,586.76	0.00	116,586.76	0.00	0.00	0.00	116,586.76	0.00
D	10/01/21 - 10/30/21	30	0.00	116,586.76	0.00	116,586.76	0.00	0.00	0.00	116,586.76	0.00
E	10/01/21 - 10/30/21	30	0.00	55,285.43	0.00	55,285.43	0.00	0.00	0.00	55,285.43	0.00
F	10/01/21 - 10/30/21	30	0.00	19,903.69	0.00	19,903.69	0.00	0.00	0.00	19,903.69	0.00
NR	10/01/21 - 10/30/21	30	481,876.65	66,346.71	0.00	66,346.71	(125,593.16)	0.00	0.00	191,939.87	356,283.49
Totals			481,876.65	2,199,503.57	0.00	2,199,503.57	(125,593.16)	0.00	0.00	2,325,096.73	356,283.49

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12594PAS0	1.970800%	22,779,000.00	2,673,632.10	2,673,632.10	4,391.00	0.00	0.00	2,678,023.10	0.00
A-1 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12594PAT8	3.105500%	85,980,000.00	85,980,000.00	56,951,343.50	222,509.08	0.00	0.00	57,173,852.58	29,028,656.50
A-2 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12594PAU5	3.501400%	65,000,000.00	65,000,000.00	0.00	189,659.17	0.00	0.00	189,659.17	65,000,000.00
A-3 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12594PAV3	3.794800%	224,907,000.00	224,907,000.00	0.00	711,230.90	0.00	0.00	711,230.90	224,907,000.00
A-4 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12594PAW1	3.565300%	26,116,000.00	26,116,000.00	566.99	77,592.81	0.00	0.00	78,159.80	26,115,433.01
A-SB (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12594PAX9	0.891053%	455,124,000.00	435,018,632.10	0.00	323,020.52	0.00	0.00	323,020.52	375,393,089.51
X-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12594PAY7	0.247924%	40,961,000.00	40,961,000.00	0.00	8,462.69	0.00	0.00	8,462.69	40,961,000.00
X-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E (Cert)	12594PAA9	1.000000%	18,963,000.00	18,963,000.00	0.00	15,802.50	0.00	0.00	15,802.50	18,963,000.00
X-E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-F (Cert)	12594PAC5	1.000000%	6,827,000.00	6,827,000.00	0.00	5,689.17	0.00	0.00	5,689.17	6,827,000.00
X-F (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-NR (Cert)	12594PAE1	1.000000%	22,757,039.00	22,757,039.00	0.00	18,964.20	0.00	0.00	18,964.20	22,757,039.00
X-NR (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12594PAZ4	4.049100%	30,342,000.00	30,342,000.00	0.00	102,381.49	0.00	0.00	102,381.49	30,342,000.00
A-S (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12594PBA8	4.250600%	40,961,000.00	40,961,000.00	0.00	145,090.69	0.00	0.00	145,090.69	40,961,000.00
B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12594PBB6	4.498524%	31,100,000.00	31,100,000.00	0.00	116,586.76	0.00	0.00	116,586.76	31,100,000.00
C (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12594PAG6	4.498524%	31,100,000.00	31,100,000.00	0.00	116,586.76	0.00	0.00	116,586.76	31,100,000.00
D (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12594PAJ0	3.498524%	18,963,000.00	18,963,000.00	0.00	55,285.43	0.00	0.00	55,285.43	18,963,000.00
E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12594PAL5	3.498524%	6,827,000.00	6,827,000.00	0.00	19,903.69	0.00	0.00	19,903.69	6,827,000.00
F (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12594PAN1	3.498524%	22,757,039.00	22,757,039.00	0.00	191,939.87	0.00	0.00	191,939.87	22,757,039.00
NR (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
Z (Cert)	12594PBJ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			1,151,464,078.00	1,111,253,342.20	59,625,542.59	2,325,096.73	0.00	0.00	61,950,639.32	992,002,257.02
								Exchangeable Certificate Detail continued to next page

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	12594PBC4	N/A	455,124,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	12594PBD2	N/A	40,961,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	12594PBE0	N/A	31,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	12594PBF7	N/A	31,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	12594PBG5	N/A	48,547,039.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	12594PBH3	N/A	606,832,039.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1,213,664,078.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	61,950,639.32
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,208,213.86	Master Servicing Fee	2,956.72
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,111.17
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	155,000.00	CREFC® Intellectual Property Royalty License Fee	252.39
ARD Interest	0.00	Operating Advisor Fee	1,665.08
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	413.92
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,363,213.86	Total Fees	10,689.28

Principal		Expenses/Reimbursements
Scheduled Principal	324,763.81	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	11,316.58
Principal Prepayments	60,000,000.00	Special Servicing Fees (Monthly)	12,843.73
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,267.54
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	699,221.22
		Other Expenses	0.00
Total Principal Collected	60,324,763.81	Total Expenses/Reimbursements	726,649.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,325,096.73
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	59,625,542.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	61,950,639.32
Total Funds Collected	62,687,977.67	Total Funds Distributed	62,687,977.67

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	586,198,766.86	586,198,766.86	Beginning Certificate Balance	586,726,671.10
(-) Scheduled Principal Collections	324,763.81	324,763.81	(-) Principal Distributions	59,625,542.59
(-) Unscheduled Principal Collections	60,000,000.00	60,000,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	525,874,003.05	525,874,003.05	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	587,211,626.34	587,211,626.34	Ending Certificate Balance	527,101,128.51
Ending Actual Collateral Balance	526,933,530.46	526,933,530.46

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	527,904.24
Beginning Cumulative Advances	0.00	527,904.92	UC / (OC) Change	699,221.22
Current Period Advances	0.00	699,221.22	Ending UC / (OC)	1,227,125.46
Ending Cumulative Advances	0.00	1,227,126.14	Net WAC Rate	4.50%
			UC / (OC) Interest	1,978.99
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	21,602,069.17	4.11%	59	4.6305	NAP	Defeased	3	21,602,069.17	4.11%	59	4.6305	NAP
	4,999,999 or less	5	15,587,928.75	2.96%	60	5.3125	1.374528	1.4999 or less	15	205,666,610.87	39.11%	57	4.8140	1.048556
5,000,000 to 9,999,999		11	74,898,912.91	14.24%	58	4.7959	1.421193	1.5000 to 1.7499	7	99,690,141.99	18.96%	59	4.1429	1.661786
10,000,000 to 19,999,999		9	138,331,601.80	26.31%	59	4.6427	1.512778	1.7500 to 2.7499	11	158,915,181.02	30.22%	50	4.4770	2.131018
20,000,000 to 24,999,999		2	43,428,143.70	8.26%	59	3.7561	2.053257	2.7500 or greater	1	40,000,000.00	7.61%	58	3.4820	4.084800
25,000,000 to 49,999,999		7	232,025,346.72	44.12%	51	4.3378	1.969843	Totals	37	525,874,003.05	100.00%	56	4.4761	1.758854
	50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	525,874,003.05	100.00%	56	4.4761	1.758854
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	21,602,069.17	4.11%	59	4.6305	NAP
							Defeased	3	21,602,069.17	4.11%	59	4.6305	NAP
Arizona	2	10,404,346.54	1.98%	61	5.0667	1.934413
							Industrial	3	19,686,095.80	3.74%	55	4.3096	2.241686
California	2	5,452,592.53	1.04%	57	4.5200	1.662643
							Lodging	13	90,207,603.50	17.15%	60	4.9831	1.091760
Colorado	2	7,019,993.00	1.33%	61	4.5930	2.045600
							Mixed Use	4	79,287,664.31	15.08%	59	3.7034	3.084510
Connecticut	2	37,743,061.96	7.18%	20	4.4615	1.732057
							Multi-Family	5	58,195,557.63	11.07%	51	4.4723	1.382200
Georgia	2	16,694,450.36	3.17%	53	4.9661	1.282181
							Office	2	38,550,000.00	7.33%	21	4.4612	1.958394
Illinois	4	71,021,965.58	13.51%	59	4.3334	1.539867
							Retail	28	218,345,012.63	41.52%	60	4.5507	1.558299
Louisiana	4	11,940,708.17	2.27%	59	4.9720	1.467700
							Totals	58	525,874,003.05	100.00%	56	4.4761	1.758854
Mississippi	2	5,803,997.47	1.10%	59	4.9720	1.467700
Missouri	1	6,032,421.58	1.15%	59	4.3200	1.084200
Montana	1	19,413,248.52	3.69%	61	5.9070	1.002700
New Jersey	1	8,448,673.37	1.61%	60	4.0400	1.504700
New York	6	129,287,664.31	24.59%	55	3.9727	2.420378
North Carolina	1	2,742,965.10	0.52%	61	5.7000	1.097600
Ohio	1	13,550,000.00	2.58%	60	4.2900	2.079600
Oregon	1	30,008,349.71	5.71%	60	5.0820	0.309700
Tennessee	3	40,389,476.28	7.68%	60	4.1563	1.835760
Texas	7	26,413,444.73	5.02%	57	4.5723	1.909394
Utah	1	5,634,693.33	1.07%	61	5.2800	0.471000
Washington	3	26,471,392.33	5.03%	60	4.7954	1.409355
Wisconsin	8	26,469,950.00	5.03%	61	4.5930	2.045525
Wyoming	1	3,328,539.00	0.63%	61	4.5930	2.045500
Totals	58	525,874,003.05	100.00%	56	4.4761	1.758854

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	21,602,069.17	4.11%	59	4.6305	NAP	Defeased	3	21,602,069.17	4.11%	59	4.6305	NAP
	3.9999% or less	4	116,227,544.71	22.10%	58	3.7278	2.661307	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	5	63,838,149.64	12.14%	60	4.1339	1.759271	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	5	82,325,483.54	15.65%	54	4.3573	1.471429	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	8	120,542,941.79	22.92%	47	4.5762	1.834631	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	2	28,312,152.19	5.38%	55	4.9451	1.240429	49 months or greater	34	504,271,933.88	95.89%	55	4.4695	1.751752
	5.0000% or greater	10	93,025,662.01	17.69%	61	5.4427	0.906487	Totals	37	525,874,003.05	100.00%	56	4.4761	1.758854
	Totals	37	525,874,003.05	100.00%	56	4.4761	1.758854
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	21,602,069.17	4.11%	59	4.6305	NAP	Defeased	3	21,602,069.17	4.11%	59	4.6305	NAP
	60 months or less	24	390,849,686.24	74.32%	54	4.2871	1.804614	Interest Only	9	222,767,595.99	42.36%	51	4.1962	2.269778
	61 months or greater	10	113,422,247.64	21.57%	61	5.0979	1.569593	300 months or less	25	281,504,337.89	53.53%	59	4.6858	1.341815
	Totals	37	525,874,003.05	100.00%	56	4.4761	1.758854	301 months to 330 months	0	0.00	0.00%	0	0.0000	0.000000
								331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	37	525,874,003.05	100.00%	56	4.4761	1.758854
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	21,602,069.17	4.11%	59	4.6305	NAP				None
Underwriter's Information		5	62,871,166.37	11.96%	58	3.9323	1.930903
	12 months or less	28	432,588,106.85	82.26%	55	4.5286	1.719470
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	8,812,660.66	1.68%	60	5.4000	2.058300
	Totals	37	525,874,003.05	100.00%	56	4.4761	1.758854
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	306600002	OF	Plainsboro	NJ	Actual/360	3.482%	59,967.78	20,000,000.00	0.00	09/05/21	04/30/31	--	20,000,000.00	0.00	11/05/21
1A	306600302	OF	Plainsboro	NJ	Actual/360	3.482%	59,967.78	20,000,000.00	0.00	09/05/21	04/30/31	--	20,000,000.00	0.00	11/05/21
1B	306600402	OF	Plainsboro	NJ	Actual/360	3.482%	29,983.89	10,000,000.00	0.00	09/05/21	04/30/31	--	10,000,000.00	0.00	11/05/21
1C	306600502	OF	Plainsboro	NJ	Actual/360	3.482%	29,983.89	10,000,000.00	0.00	09/05/21	04/30/31	--	10,000,000.00	0.00	11/05/21
2	306600003	MU	Middle Village	NY	Actual/360	3.482%	119,935.56	0.00	0.00	N/A	09/05/26	--	40,000,000.00	40,000,000.00	11/05/21
2A	306600103	MU	Middle Village	NY	Actual/360	3.482%	59,967.78	0.00	0.00	N/A	09/05/26	--	20,000,000.00	20,000,000.00	11/05/21
3	306711002	RT	Gurnee	IL	Actual/360	3.990%	112,693.28	0.00	0.00	N/A	10/01/26	--	32,799,401.01	32,799,401.01	04/01/21
3A	306711003	RT	Gurnee	IL	Actual/360	3.990%	80,495.20	0.00	0.00	N/A	10/01/26	--	23,428,143.70	23,428,143.70	04/01/21
4	306600001	MF	Long Island City	NY	Actual/360	4.400%	170,488.38	0.00	0.00	N/A	01/05/26	--	45,000,000.00	45,000,000.00	11/05/21
4A	306600301	MF	Long Island City	NY	Actual/360	4.400%	18,943.15	0.00	0.00	N/A	01/05/26	--	5,000,000.00	5,000,000.00	11/05/21
5	307140005	RT	Various	Various	Actual/360	4.593%	128,864.14	0.00	0.00	12/01/26	12/01/31	--	32,581,902.00	32,581,902.00	11/01/21
6	307140006	LO	Hillsboro	OR	Actual/360	5.082%	131,516.64	44,582.75	0.00	N/A	11/06/26	--	30,052,932.46	30,008,349.71	11/06/21
7	453011438	RT	Memphis	TN	Actual/360	4.146%	67,141.62	0.00	0.00	N/A	11/01/26	--	18,806,298.82	18,806,298.82	11/01/21
7A	453011439	RT	Memphis	TN	Actual/360	4.146%	33,570.81	0.00	0.00	N/A	11/01/26	--	9,403,149.39	9,403,149.39	11/01/21
8	307140008	RT	Various	Various	Actual/360	4.593%	105,346.39	0.00	0.00	12/01/26	12/01/31	--	26,635,694.00	26,635,694.00	11/01/21
9	307140009	RT	Federal Way	WA	Actual/360	4.589%	72,535.78	29,859.27	0.00	N/A	11/06/26	--	18,356,671.52	18,326,812.25	11/06/21
9A	307140109	RT	Federal Way	WA	Actual/360	4.589%	19,947.34	8,211.30	0.00	N/A	11/06/26	--	5,048,084.58	5,039,873.28	11/06/21
10	307140010	OF	Greenwich	CT	Actual/360	4.554%	98,037.50	0.00	0.00	N/A	11/05/21	--	25,000,000.00	25,000,000.00	10/05/21
11	307140011	RT	Great Falls	MT	Actual/360	5.907%	98,870.70	24,298.08	0.00	N/A	12/06/26	--	19,437,546.60	19,413,248.52	11/06/21
12	306771026	LO	Various	Various	Actual/360	4.972%	76,146.14	40,445.83	0.00	N/A	10/06/26	--	17,785,151.48	17,744,705.65	11/06/21
13	307140013	MU	New York	NY	Actual/360	4.127%	53,300.62	0.00	0.00	N/A	11/06/26	--	14,999,999.99	14,999,999.99	11/06/21
14	307140014	LO	Cromwell	CT	Actual/360	4.280%	47,046.61	22,071.08	0.00	N/A	10/05/26	--	12,765,133.04	12,743,061.96	05/05/20
15	307140015	OF	Akron	OH	Actual/360	4.290%	50,055.96	0.00	0.00	11/05/26	11/05/36	--	13,550,000.00	13,550,000.00	11/05/21
16	307140016	IN	Memphis	TN	Actual/360	4.180%	43,909.12	18,833.34	0.00	N/A	10/10/26	--	12,198,861.41	12,180,028.07	11/10/21
17	307140017	RT	Smyrna	GA	Actual/360	4.900%	44,647.82	13,997.48	0.00	N/A	12/06/25	--	10,581,444.02	10,567,446.54	11/06/21
18	307140018	LO	Rosemont	IL	Actual/360	5.400%	41,036.11	12,309.32	0.00	N/A	11/05/26	--	8,824,969.98	8,812,660.66	09/05/20
19	307140019	RT	Brick Township	NJ	Actual/360	4.040%	29,435.62	12,540.25	0.00	N/A	11/05/26	--	8,461,213.62	8,448,673.37	11/05/21
20	307140020	SS	Bordentown	NJ	Actual/360	4.480%	29,549.93	10,384.38	0.00	N/A	11/06/26	08/06/26	7,659,833.30	7,649,448.92	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
21	307140021	SS	Westville	NJ	Actual/360	4.480%	29,175.88	10,252.94	0.00	N/A	11/06/26	08/06/26	7,562,873.19	7,552,620.25	11/06/21
22	301880099	IN	Various	TX	Actual/360	4.520%	29,254.62	10,105.64	0.00	N/A	11/06/25	--	7,516,173.37	7,506,067.73	11/06/21
23	307140023	RT	Tempe	AZ	Actual/360	5.306%	31,628.73	9,769.23	0.00	N/A	12/06/26	--	6,922,378.77	6,912,609.54	11/06/21
24	307140024	LO	Hapeville	GA	Actual/360	5.080%	26,841.81	9,047.24	0.00	N/A	12/05/26	--	6,136,051.06	6,127,003.82	11/05/21
25	307140025	LO	Saint Charles	MO	Actual/360	4.320%	22,479.20	10,373.96	0.00	N/A	10/05/26	--	6,042,795.54	6,032,421.58	11/05/21
26	307140026	IN	Wilmington	OH	Actual/360	4.988%	27,489.42	0.00	0.00	N/A	06/06/26	--	6,400,000.00	6,400,000.00	11/06/21
27	307140027	RT	Batavia	IL	Actual/360	5.990%	30,886.47	6,245.81	0.00	N/A	12/05/26	--	5,988,006.02	5,981,760.21	10/05/19
28	307140028	LO	Salt Lake City	UT	Actual/360	5.280%	25,655.46	8,003.89	0.00	N/A	12/05/26	--	5,642,697.22	5,634,693.33	11/05/21
29	307140029	MU	Brooklyn	NY	Actual/360	5.321%	19,673.64	6,041.72	0.00	N/A	12/06/26	--	4,293,706.04	4,287,664.32	08/06/21
30	307140030	MF	Los Angeles	CA	Actual/360	4.520%	13,007.32	4,566.40	0.00	N/A	08/05/26	--	3,341,876.00	3,337,309.60	11/05/21
31	307140031	LO	Battle Ground	WA	Actual/360	6.350%	17,007.83	5,691.48	0.00	N/A	12/05/26	--	3,110,398.28	3,104,706.80	11/05/21
32	307140032	MF	Wilmington	NC	Actual/360	5.700%	13,480.97	3,582.80	0.00	N/A	12/05/26	--	2,746,547.90	2,742,965.10	11/05/21
33	307140033	MF	Palmdale	CA	Actual/360	4.520%	8,246.97	3,549.62	0.00	N/A	08/05/26	--	2,118,832.55	2,115,282.93	11/05/21
Totals							2,208,213.86	60,324,763.81	0.00				586,198,766.86	525,874,003.05
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,504,458.40	9,328,551.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	11,422,270.33	9,765,947.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,733,131.00	9,736,777.97	01/01/21	06/30/21	--	0.00	0.00	1,319,919.77	1,319,919.77	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	943,335.16	943,335.16	0.00	0.00
4	12,626,444.27	4,291,650.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,117,380.00	1,558,200.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	315,192.49	904,917.75	09/01/20	09/30/21	04/12/21	317,205.35	3,708.92	1,055,816.85	1,055,816.85	0.00	699,221.22
7	11,216,730.00	7,046,722.00	01/01/21	06/30/21	--	0.00	0.00	5,554.39	5,554.39	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	37,828.26	37,828.26	0.00	0.00
8	2,548,147.98	1,274,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,865,739.00	2,524,181.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,952,295.97	4,128,625.48	01/01/21	06/30/21	--	0.00	0.00	97,929.86	97,929.86	0.00	0.00
11	1,731,251.80	790,768.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,436,304.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	14,749,089.00	7,915,378.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	314,768.23	1,314,646.98	10/01/20	09/30/21	02/11/21	0.00	0.00	68,889.49	1,243,130.54	0.00	0.00
15	1,162,661.57	614,525.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,210,814.15	1,149,663.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	843,937.83	159,577.73	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	1,495,219.00	10/31/18	09/30/19	04/12/21	1,451,996.56	46,565.93	46,442.14	699,743.02	175,229.00	0.00
19	778,106.11	588,052.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	9,665.22	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	875,993.36	413,136.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,017,252.45	491,993.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	402,298.72	980,249.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	218,595.11	556,482.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	(94,706.00)	0.00	--	--	04/12/21	886,936.31	139,622.17	32,454.18	888,227.47	0.00	0.00
28	118,254.37	239,066.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	162,511.00	219,628.25	01/01/21	09/30/21	--	0.00	0.00	25,638.60	77,091.13	0.00	0.00
30	253,558.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	550,572.79	572,611.02	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	146,271.10	119,535.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	323,913.70	270,356.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	117,503,238.02	68,450,463.64				2,656,138.22	189,897.02	3,633,808.71	6,368,576.45	184,894.22	699,221.22

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	306600002	20,000,000.00	Payoff Prior to Maturity	0.00	0.00
1A	306600302	20,000,000.00	Payoff Prior to Maturity	0.00	0.00
1B	306600402	10,000,000.00	Payoff Prior to Maturity	0.00	0.00
1C	306600502	10,000,000.00	Payoff Prior to Maturity	0.00	0.00
Totals		60,000,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	1	4,287,664.32	3	27,537,482.83	1	5,981,760.21	0	0.00	0	0.00	0	0.00	4	60,000,000.00	4.476104%	4.425677%	56
10/18/21	1	4,293,706.04	0	0.00	3	27,578,109.04	1	5,988,006.02	0	0.00	0	0.00	0	0.00	0	0.00	4.374587%	4.328832%	51
09/17/21	1	4,300,352.92	0	0.00	3	27,622,392.09	1	5,995,212.20	0	0.00	0	0.00	0	0.00	0	0.00	4.374906%	4.329125%	52
08/17/21	0	0.00	0	0.00	3	27,662,662.13	1	6,001,388.98	0	0.00	0	0.00	0	0.00	0	0.00	4.375211%	4.329405%	53
07/16/21	0	0.00	0	0.00	3	27,702,763.63	1	6,007,534.07	0	0.00	1	30,189,712.62	0	0.00	0	0.00	4.375621%	4.329775%	54
06/17/21	0	0.00	0	0.00	3	27,746,540.99	1	6,014,643.26	0	0.00	0	0.00	0	0.00	0	0.00	4.376118%	4.330231%	55
05/17/21	1	4,324,757.57	0	0.00	4	58,067,629.04	1	6,020,720.33	0	0.00	0	0.00	0	0.00	0	0.00	4.376597%	4.295132%	56
04/16/21	2	27,682,163.56	0	0.00	4	58,158,723.47	1	6,027,764.02	0	0.00	0	0.00	0	0.00	0	0.00	4.376908%	4.295439%	57
03/17/21	1	4,337,110.21	2	27,682,163.56	4	58,241,310.03	1	6,033,773.76	0	0.00	0	0.00	0	0.00	0	0.00	4.377346%	4.295949%	58
02/18/21	2	27,738,477.40	0	0.00	4	58,347,975.30	1	6,042,753.52	0	0.00	2	27,738,477.40	0	0.00	0	0.00	4.377852%	4.296509%	59
01/15/21	0	0.00	0	0.00	6	113,784,310.35	1	6,048,686.34	0	0.00	2	55,354,559.66	0	0.00	0	0.00	4.378045%	4.296653%	60
12/17/20	2	27,831,439.65	1	8,952,794.60	5	105,008,527.59	1	6,054,588.72	0	0.00	0	0.00	0	0.00	0	0.00	4.378236%	4.296796%	61
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	307140010	10/05/21	0	5	97,929.86	97,929.86	0.00	25,000,000.00
14	307140014	05/05/20	17	6	68,889.49	1,243,130.54	9,900.00	13,141,560.01	08/10/20	1
18	307140018	09/05/20	13	6	46,442.14	699,743.02	219,374.09	8,990,283.66	05/01/20	1
27	307140027	10/05/19	24	6	32,454.18	888,227.47	132,695.61	6,140,942.22	07/01/19	2		12/16/19
29	307140029	08/06/21	2	2	25,638.60	77,091.13	0.00	4,306,336.76	10/18/21	98
Totals					271,354.28	3,006,122.02	361,969.70	57,579,122.65
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		25,000,000	0	25,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		7,506,068	7,506,068	0		0
49 - 60 Months		366,395,688	344,839,965	21,555,723		0
> 60 Months		126,972,248	116,702,823	4,287,664		5,981,760

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	525,874,003	469,048,856	0	4,287,664	21,555,723	5,981,760
Oct-21	586,198,767	554,326,952	4,293,706	0	21,590,103	5,988,006
Sep-21	586,551,186	554,628,441	4,300,353	0	21,627,180	5,995,212
Aug-21	586,825,819	559,163,157	0	0	21,661,273	6,001,389
Jul-21	586,826,385	559,123,622	0	0	21,695,230	6,007,534
Jun-21	586,830,309	559,083,768	0	0	21,731,898	6,014,643
May-21	586,848,064	524,455,677	4,324,758	0	52,046,909	6,020,720
Apr-21	587,193,728	501,352,841	27,682,164	0	52,130,959	6,027,764
Mar-21	587,266,471	497,005,887	4,337,110	27,682,164	52,207,536	6,033,774
Feb-21	587,482,228	501,395,775	27,738,477	0	52,305,222	6,042,754
Jan-21	587,936,658	474,152,347	0	0	107,735,624	6,048,686
Dec-20	588,389,284	446,596,523	27,831,440	8,952,795	98,953,939	6,054,589
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	307140006	30,008,349.71	30,313,901.59	33,000,000.00	09/18/20	709,153.75	0.30970	09/30/21	11/06/26	299
14	307140014	12,743,061.96	13,141,560.01	15,000,000.00	12/01/20	1,175,212.22	1.41690	09/30/21	10/05/26	298
18	307140018	8,812,660.66	8,990,283.66	8,700,000.00	09/11/20	1,317,651.00	2.05830	09/30/19	11/05/26	299
27	307140027	5,981,760.21	6,140,942.22	5,450,000.00	11/22/19	(216,029.00)	(0.48480)	12/31/20	12/05/26	300
29	307140029	4,287,664.32	4,306,336.76	7,700,000.00	10/05/16	211,662.50	0.91450	09/30/21	12/06/26	300
Totals		61,833,496.86	62,893,024.24	69,850,000.00		3,197,650.47

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	307140006	LO	OR	06/04/20	98

COVID related transfer. PNL signed 7/13/20. Loan was subject to Oregon HB 4204 moratorium, extended to 12/31/20 by OR Governor. Borrower's proposal of a multi-year mod was rejected. Borrower resubmitted revised forbearance terms with similar modification terms. OR moratorium was not extended beyond 12/31/20. Engaged local counsel to prepare NOD. NOD and acceleration sent 3/2021. 8/31/21 TTM occupancy was 52% and DSCR is 1.03x. Cash management

	implemented. Revised FB agreement executed. Loan assumption pending closing in November.

14	307140014	LO	CT	08/10/20	1

COVID related transfer. Hotel was closed 3/24-6/14/2020 due to COVID and Borrower stated its inability to service debt at present. Borrower requested use of reserves for payments among other relief. Negotiations resulted in approved modification and documentation is in process. Closing expected in November 2021. Updated appraisal has been received. Operations stable for last 3 months. September 2021 occupancy 70.2%, ADR $121.47 and EBITDA $155,917 for the

	month and $685,251 YTD.

18	307140018	LO	IL	05/01/20	1

COVID related transfer. Borrower remitted 3 P&I payments in September 2020 and has requested a modification of the loan to make the next 12-months IO only. Revised terms discussed. Borrower was nonresponsive. Engaged counsel and sent NOD. Borrow er submitted updated financials and submitted proposed forbearance terms. Occupancy 9/30/21 44% YTD and 69% T3. Borrower is submitting partial payments monthly. Proposed forbearance is under review.

27	307140027	RT	IL	07/01/19	2

The loan has been special serviced since 7/1/19. Cash management was triggered in early 2019 due to non-receipt of the largest tenant's renewal option exercise a year before lease expiration. On 6/19/2019, the Borrower provided notice that the large st tenant would vacate its space 7/31/2019. The tenant continued to pay rent until the 12/8/19 lease expiration. A Notice of Default, Acceleration and Reservation of Rights letter was sent on 12/16/2019. A foreclosure complaint and motion for receivership appointment was filed. A receivership order was entered on 3/12/2020. The receiver has worked through issues with several tenants, including the re-opening of the gym tenant following its COVID-related closure.

	The obligors continue to raise issues and cause delays in the foreclosure litigation. The next hearing for pending actions is scheduled for 11/9/2021.

29	307140029	MU	NY	10/18/21	98
	Loan transferred to Special Servicing on 10/18/2021 for monetary default. File is currently under review.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	306711002	32,799,401.01	3.99000%	32,799,401.01	3.99000%	10	12/31/20	05/01/20	02/01/21
3	306711002	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	02/01/21
3A	306711003	23,428,143.70	3.99000%	23,428,143.70	3.99000%	10	12/31/20	05/01/20	02/01/21
3A	306711003	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	02/01/21
6	307140006	0.00	5.08200%	0.00	5.08200%	10	05/19/21	06/06/20	07/12/21
7	453011438	0.00	4.14600%	0.00	4.14600%	10	12/31/20	05/01/20	04/12/21
7	453011438	0.00	4.14600%	0.00	4.14600%	10	12/31/21	05/01/20	04/12/21
7A	453011439	0.00	4.14600%	0.00	4.14600%	10	12/31/20	05/01/20	04/12/21
7A	453011439	0.00	4.14600%	0.00	4.14600%	10	12/31/21	05/01/20	04/12/21
Totals		56,227,544.71		56,227,544.71
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	1,126.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	0.00	0.00	804.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	198.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	671.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	0.00	0.00	335.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	6,745.53	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	328.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	4,571.05	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	2,145.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,843.73	0.00	3,267.54	11,316.58	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		27,427.85

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the CSMC 2016-NXSR Commercial

Mortgage Trust transaction, certain Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30